CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares	Treasury shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Non-controlling interest	Total
Balance at Dec. 31, 2022	$ 40	$ (126,678)	$ 2,211,203	$ 2,898,843	$ (176,032)	$ 1,797,230	$ 6,604,606
Balance (in shares) at Dec. 31, 2022	391,023,327
Treasury shares, beginning balance at Dec. 31, 2022		14,597,465
Net income (loss)				429,545		223,341	652,886
Other comprehensive income (loss)					(119,511)	(44,057)	(163,568)
Share-based compensation			149,758				149,758
Options exercised			4				4
Options exercised (in shares)	7,500
Restricted shares vested	$ 1		(1)
Restricted shares vested (in shares)	9,702,020
Repurchase stock		$ (485,931)					(485,931)
Repurchase stock (in shares)	(72,219,565)	72,219,565
Dividend payment of the Subsidiary						(303,658)	(303,658)
Repurchase of shares by the Subsidiary			(26,281)		(3)	(9,920)	(36,204)
Exercise of the Subsidiary's stock options (see Note 9)			5,401		1,549	23,441	30,391
Balance at Dec. 31, 2023	$ 41	$ (612,609)	2,340,084	3,328,388	(293,997)	1,686,377	6,448,284
Balance (in shares) at Dec. 31, 2023	328,513,282
Treasury shares, ending balance at Dec. 31, 2023		86,817,030
Net income (loss)				(345,215)		(102,939)	(448,154)
Other comprehensive income (loss)					(118,750)	(44,239)	(162,989)
Share-based compensation			68,081				68,081
Options exercised			57				57
Options exercised (in shares)	95,000
Restricted shares vested	$ 1		(1)
Restricted shares vested (in shares)	6,095,850
Repurchase stock		$ (5,003)					(5,003)
Repurchase stock (in shares)	(944,500)	944,500
Dividend payment of the Subsidiary						(35,843)	(35,843)
Repurchase of shares by the Subsidiary			382		(498)	(7,533)	(7,649)
Exercise of the Subsidiary's stock options (see Note 9)			196		35	851	1,082
Balance at Dec. 31, 2024	$ 42	$ (617,612)	2,408,799	2,983,173	(413,210)	1,496,674	$ 5,857,866
Balance (in shares) at Dec. 31, 2024	333,759,632
Treasury shares, ending balance at Dec. 31, 2024		87,761,530					87,761,530
Net income (loss)				(170,514)		(45,569)	$ (216,083)
Other comprehensive income (loss)					160,342	59,223	219,565
Share-based compensation			55,817				55,817
Restricted shares vested (in shares)	4,571,052
Repurchase of shares by the Subsidiary			(68)		(42)	(740)	(850)
Balance at Dec. 31, 2025	$ 42	$ (617,612)	$ 2,464,548	$ 2,812,659	$ (252,910)	$ 1,509,588	$ 5,916,315
Balance (in shares) at Dec. 31, 2025	338,330,684
Treasury shares, ending balance at Dec. 31, 2025		87,761,530					87,761,530